Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2015
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Payroll and related costs	$ 52,026	$ 47,905	$ 47,766
Insurances	4,088	3,411	3,618
Repairs and maintenance	8,893	9,177	11,153
Lubricants	899	1,523	1,203
Victualing	1,995	2,203	1,904
Travel expenses	3,484	3,644	2,662
Other expenses	3,361	4,324	4,407

Total	$ 74,746	$ 72,187	$ 72,713